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                     SUPPLEMENT DATED FEBRUARY 16, 2001, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.




                        PENDING SUBSTITUTION APPLICATION


In connection with the substitution application that is pending with the Securities and Exchange Commission, Nationwide will not exercise any rights reserved by it to impose restrictions on transfers from the date contract owners are notified of the Exchange Date and continuing until at least 30 days after the Exchange Date. Specifically, from the date contract owners are notified of the Exchange Date, contract owners are free to transfer unit values (which include both accumulation unit values and annuity unit values) or to allocate subsequent purchase payments to other underlying mutual fund options available under the contracts in accordance with the provisions of the contracts without imposition of any transfer penalties.

APO-1810-4                             1